Intangible Assets - Schedule of Intangible Assets With Finite Lives Attributable to Future Periods (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets With Finite Lives Attributable to Future Periods [Abstract]
2026	$ 11,750
2027	11,750
2028	11,750
2029	11,750
2030	11,750
Thereafter	158,625
Total	$ 217,375	$ 241,215